Derivative liability for Monte Carlo Simulations (Detail) - $ / shares		1 Months Ended
	Mar. 15, 2015	Dec. 31, 2015	Oct. 29, 2015	Sep. 30, 2015	Sep. 20, 2015
Derivative [Line Items]
Stated interest rate	8.00%	8.00%	8.00%	8.00%	8.00%
Exercise price per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Expected volatility	90.00%	110.00%	85.00%	80.00%	80.00%
Risk-free interest rate	0.24%	0.16%	0.14%	0.07%	0.09%
Credit adjusted discount rate	20.00%	25.00%	22.00%	22.00%	22.00%
Remaining expected term of underlying securities (years)	1 year	2 months 16 days	4 months 17 days	5 months 16 days	5 months 23 days